COMMON SHARES - Summary of Additional Stock Options Information (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Total intrinsic value of options exercised	$ 33	$ 28	$ 31
Total fair value of options that have vested	$ 89	$ 110	$ 101
Total options vested (in shares)	1.6	1.9	2.0
Options, exercisable, intrinsic value	$ 1
Options, outstanding, intrinsic value	$ 1